Financial Instruments	12 Months Ended
Dec. 31, 2021
Financial Instruments
Financial Instruments
15.	Financial Instruments

The Group’s financial instruments presented in the consolidated statements of financial position included cash and cash equivalents, temporary investments, accounts and notes receivable, a long-term loan receivable from GTAC, non- current investments in debt and equity securities, and in securities in the form of an open-ended fund, accounts payable, outstanding debt, lease liabilities, and derivative financial instruments. For cash and cash equivalents, accounts receivable, temporary investments, accounts payable, and the current portion of long-term debt and lease liabilities, the carrying amounts approximate fair value due to the short maturity of these instruments. The fair value of the Group’s long-term debt securities is based on quoted market prices.

The fair value of long-term loans that the Group borrowed from leading Mexican banks (see Note 14), has been estimated using the borrowing rates currently available to the Group for bank loans with similar terms and average maturities. The fair value of non-current investments in financial instruments, and currency option and interest rate swap agreements were determined by using valuation techniques that maximize the use of observable market data.

The carrying and estimated fair values of the Group’s non-derivative financial instruments as of December 31, 2021 and 2020, were as follows:

	2021				2020
	Carrying Amount		Fair Value		Carrying Amount		Fair Value
Assets:
Cash and cash equivalents	Ps.	25,828,215	Ps.	25,828,215	Ps.	29,058,093	Ps.	29,058,093
Trade notes and accounts receivable, net		13,093,011		13,093,011		12,343,797		12,343,797
Long-term loan and interests receivable from GTAC (see Note 10)		755,973		760,143		821,253		824,092
Open-Ended Fund (see Note 9)		945,176		945,176		1,135,803		1,135,803
Publicly traded equity instruments (see Note 9)		3,517,711		3,517,711		5,397,504		5,397,504
Other equity instruments (see Note 9)		1,607,969		1,607,969		468,552		468,552
Liabilities:
Senior Notes due 2025, 2032 and 2040	Ps.	30,754,650	Ps.	39,592,552	Ps.	29,923,950	Ps.	40,584,237
Senior Notes due 2045		20,503,100		24,205,140		19,949,300		24,282,886
Senior Notes due 2037 and 2043		11,000,000		8,722,100		11,000,000		9,238,435
Senior Notes due 2026 and 2046		24,603,720		31,714,380		23,939,160		31,811,792
Senior Notes due 2049		15,377,325		19,307,154		14,961,975		18,978,667
Notes due 2027		4,500,000		4,509,405		4,500,000		5,035,860
Long-term notes payable to Mexican banks		20,260,404		20,417,854		19,602,893		19,801,142
Lease liabilities		9,680,559		9,830,878		9,292,351		9,343,100

The carrying amounts (based on estimated fair values), notional amounts, and maturity dates of the Group’s derivative financial instruments as of December 31, 2021 and 2020, were as follows:

			Notional
			Amount
December 31, 2021:	Carrying		(U.S. Dollars in
Derivative Financial Instruments	Amount		Thousands)		Maturity Date
Assets:
Derivatives recorded as accounting hedges (cash flow hedges):
TVI’s interest rate swap (a)	Ps.	127	Ps.	87,600	May 2022
Interest rate swaps (b)		133,197	Ps.	10,000,000	June 2024
Total assets	Ps.	133,324

Liabilities:
Derivatives recorded as accounting hedges (cash flow hedges):
TVI’s interest rate swap (c)	Ps.	2,015	Ps.	522,804	April 2022
Interest rate swaps (d)		9,749	Ps.	2,000,000	October 2022
Interest rate swaps (e)		7,243	Ps.	1,500,000	October 2022
Interest rate swaps (f)		23,798	Ps.	2,500,000	February 2023
Forwards (g)		35,524	U.S.$	67,125	January 2022 through March 2022
Derivatives not recorded as accounting hedges:
Interest rate swap (h)		2,943	Ps.	9,385,347	March 2022
TVI’s forwards (i)		10,057	U.S.$	12,600	January 2022 through February 2022
Empresas Cablevisión’s forwards (j)		11,006	U.S.$	13,820	January 2022 through February 2022
Sky’s forwards (k)		14,054	U.S.$	15,000	February 2022
Forwards (l)		56,496	U.S.$	57,620	January 2022 through February 2022
Total liabilities	Ps.	172,885

			Notional
			Amount
December 31, 2020:	Carrying		(U.S. Dollars in
Derivative Financial Instruments	Amount		Thousands)		Maturity Date
Liabilities:
Derivatives recorded as accounting hedges (cash flow hedges):
TVI’s interest rate swap (a)	Ps.	1,759	Ps.	122,400	May 2022
TVI’s interest rate swap (c)		23,784	Ps.	730,493	April 2022
Interest rate swaps (d)		109,146	Ps.	2,000,000	October 2022
Interest rate swaps (e)		86,171	Ps.	1,500,000	October 2022
Interest rate swaps (f)		180,941	Ps.	2,500,000	February 2023
Interest rate swaps (b)		762,827	Ps.	10,000,000	June 2024
Forwards (g)		714,763	U.S.$	330,500	January 2021 through March 2022
Derivatives not recorded as accounting hedges:
Interest rate swap (h)		204,250	Ps.	9,385,347	March 2022
TVI’s forwards (i)		176,868	U.S.$	88,353	January 2021 through February 2022
Empresas Cablevisión’s forwards (j)		190,726	U.S.$	96,789	January 2021 through February 2022
Sky’s forwards (k)		318,701	U.S.$	135,000	February 2021 through February 2022
Forwards (l)		706,287	U.S.$	344,898	January 2021 through February 2022
Total liabilities	Ps.	3,476,223

(a)	TVI has entered into several derivative transaction agreements (interest rate swaps) with two financial institutions from August 2013 through May 2022 to hedge the variable interest rate exposure resulting from Mexican peso loans of a total principal amount of Ps.87,600 and Ps.122,400 as of December 31, 2021 and 2020, respectively. Under these agreements, the Company receives monthly payments based on aggregate notional amounts of Ps.87,600 and Ps.122,400 and makes payments based on the same notional amount at an annual weighted average fixed rate of 5.585%. TVI has recognized the change in fair value of this transaction as an accounting hedge, and recorded a loss of Ps.58,847 and Ps.60,730 in other comprehensive income or loss as of December 31, 2021 and 2020, respectively. In the years ended as of December 31, 2021 and 2020, TVI recorded a (loss) gain of Ps.(1,118) and Ps.2,046, respectively, in consolidated other finance income or expense.
(b)	In June and July 2019 and October 2020, the Company entered into derivative transaction agreements (interest rate swaps) through June 2024, to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.10,000,000 as of December 31, 2021 and 2020. Under these agreements, the Company receives monthly payments based on aggregate notional amounts of Ps.10,000,000 as of December 31, 2021 and 2020, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual weighted average fixed rate of 6.7620%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative loss of Ps.143,819 in other comprehensive income or loss as of December 31, 2021. In 2021, the Company recorded a loss of Ps.226,192 in consolidated other finance income or expense.
(c)	In March and April 2017, TVI entered into several derivative transaction agreements (interest rate swaps) with two financial institutions through April 2022 to hedge the variable interest rate exposure resulting from Mexican peso loan of a total principal amount of Ps.522,804 and Ps.730,493 as of December 31, 2021 and 2020, respectively. Under these agreements, the Company receives monthly payments based on aggregate notional amounts of Ps.522,804 and Ps.730,493 as of December 31, 2021 and 2020, respectively, at an annual variable rate of 28- days TIIE and makes monthly payments based on the same notional amounts at an annual weighted average fixed rate of 7.2663%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a loss of Ps.2,015 and Ps.23,784 in other comprehensive income or loss as of December 31, 2021 and 2020, respectively. TVI recorded a loss of Ps.17,501 and Ps.11,700 for this transaction agreement in consolidated other finance income or expense as of December 31, 2021 and 2020, respectively.
(d)	In November 2017, the Company entered into derivative transaction agreements (interest rate swaps) through October 2022, to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.2,000,000. Under this transaction, the Company receives monthly payments based on an aggregate notional amount of Ps.2,000,000, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.3275%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative loss of Ps.9,031 and Ps.107,884 in other comprehensive income or loss as of December 31, 2021 and 2020, respectively. In 2021 and 2020, the Company recorded a loss of Ps.56,263 and Ps.28,719, respectively, in consolidated other finance income or expense.
(e)	In November and December 2017, the Company entered into derivative transaction agreements (interest rate swaps) through October 2022, to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.1,500,000. Under this transaction, the Company receives monthly payments based on an aggregate notional amount of Ps.1,500,000, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.35%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative loss of Ps.6,697 and Ps.85,217 in other comprehensive income or loss as of December 31, 2021 and 2020, respectively. In 2021, the Company recorded a loss of Ps.42,555 in consolidated other finance income or expense.
(f)	In January 2018, the Company entered into derivative transaction agreements (interest rate swaps) through February 2023, to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.2,500,000. Under this transaction, the Company receives monthly payments based on aggregate notional amount of Ps.2,500,000, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.7485%. The Company has recognized the change in fair value of this transaction as an accounting hedge and recorded a cumulative loss of Ps.19,612 and Ps.175,498 in other comprehensive income or loss as of December 31, 2021 and 2020, respectively. In 2021, the Company recorded a loss of Ps.81,759 in consolidated other finance income or expense.
(g)	As of December 31, 2021 and 2020, the Company had entered into derivative contracts of foreign currency (forwards) to fix the exchange rate for the purchase of U.S.$67.1 million and U.S.$330.5 million, respectively, at an average exchange rate of Ps.21.1433 and Ps.22.5859, respectively. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative loss of Ps.35,524 and Ps.714,763 for this transaction agreement in other comprehensive income or loss as of December 31, 2021, and 2020, respectively. In 2021 and 2020, the Company recorded a (loss) gain of Ps.(725,209) and Ps.308,562 in consolidated other finance income or expense, respectively.
(h)	In March 2020, the Company entered into derivative transaction agreements (interest rate swaps) through March 2022, to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.9,385,347. Under this transaction, the Company receives monthly payments based on aggregate notional amounts of Ps.9,385,347, at an annual variable rate of 28 days of TIIE, and makes monthly payments based on the same notional amount at an annual fixed rate of 6.0246%. In 2021 and 2020, the Company recorded a gain (loss) of Ps.62,679 and Ps.(274,285) in consolidated other finance income or expense, respectively.
(i)	As of December 31, 2021, TVI had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$12.6 million at an average rate of Ps.21.4394. As a result of the change in fair value of these agreements in the year ended December 31, 2021, the Company recorded a loss of Ps.9,812 in consolidated other finance income or expense.
(j)	As of December 31, 2021, Empresas Cablevisión had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$13.8 million at an average rate of Ps.21.4352. As a result of the change in fair value of these agreements in the year ended December 31, 2021, the Company recorded a loss of Ps.8,926 in consolidated other finance income or expense.
(k)	As of December 31, 2021, Sky had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$15.0 million at an average rate of Ps.21.6000. As a result of the change in fair value of these agreements in the year ended December 31, 2021, the Company recorded a loss of Ps.20,077 in consolidated other finance income or expense.
(l)	As of December 31, 2021 and 2020, the Company had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$57.6 million and U.S.$344.9 million at an average rate of Ps.21.5927 and Ps.22.4872, respectively. As a result of the change in fair value of these agreements, in the years ended December 31, 2021 and 2020, the Company recorded a (loss) gain of Ps.(56,447) and Ps.207,412, in consolidated other finance income or expense, respectively.

Fair Value Measurement

Assets and Liabilities Measured at Fair Value on a Recurring Basis

All fair value adjustments as of December 31, 2021 and 2020, represent assets or liabilities measured at fair value on a recurring basis. In determining fair value, the Group’s financial instruments are separated into two categories: investments in financial assets at FVOCIL and derivative financial instruments.

Financial assets and liabilities measured at fair value as of December 31, 2021 and 2020:

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2021		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Assets:
At FVOCIL:
Open-Ended Fund	Ps.	945,176	Ps.	—	Ps.	945,176	Ps.	—
Publicly traded equity instruments		3,517,711		3,517,711		—		—
Derivative financial instruments		133,324		—		133,324		—
Total	Ps.	4,596,211	Ps.	3,517,711	Ps.	1,078,500	Ps.	—

Liabilities:
Derivative financial instruments	Ps.	172,885	Ps.	—	Ps.	172,885	Ps.	—
Total	Ps.	172,885	Ps.	—	Ps.	172,885	Ps.	—

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2020		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Assets:
At FVOCIL:
Open-Ended Fund	Ps.	1,135,803	Ps.	—	Ps.	1,135,803	Ps.	—
Publicly traded equity instruments		5,397,504		5,397,504		—		—
Total	Ps.	6,533,307	Ps.	5,397,504	Ps.	1,135,803	Ps.	—

Liabilities:
Derivative financial instruments	Ps.	3,476,223	Ps.	—	Ps.	3,476,223	Ps.	—
Total	Ps.	3,476,223	Ps.	—	Ps.	3,476,223	Ps.	—

The table below presents the reconciliation for all assets and liabilities measured at fair value using internal models with significant unobservable inputs (Level 3) during the years ended December 31, 2021 and 2020:

	2021		2020
Balance at beginning of year	Ps.	—	Ps.	33,775,451
Included in other comprehensive income		—		(16,387,752)
Warrants exercised for common stock of UHI		—		(17,387,699)
Balance at the end of year	Ps.	—	Ps.	—

Non-current Financial Assets

Investments in debt securities or with readily determinable fair values, are classified as non-current investments in financial instruments, and are recorded at fair value with unrealized gains and losses included in consolidated stockholders’ equity as accumulated other comprehensive result.

Non-current financial assets are generally valued using quoted market prices or alternative pricing sources with reasonable levels of price transparency. Such instruments are classified in Level 1, Level 2, and Level 3, depending on the observability of the significant inputs.

Open-Ended Fund

The Group has an investment in an Open-Ended Fund that has as a primary objective to achieve capital appreciation by using a broad range of strategies through investments in securities, including without limitation stock, debt and other financial instruments, a principal portion of which are considered as Level 1 financial instruments, in telecom, media and other sectors across global markets, including Latin America and other emerging markets. Shares may be redeemed on a quarterly basis at the NAV per share as of such redemption date (see Notes 4 and 9).

UHI Warrants

On December 29, 2020, the Group exercised all of its remaining warrants for common shares of UHI to increase its equity stake in UHI from 10% to 35.9% on a fully diluted basis (see Notes 9 and 10).

The Group determined the fair value of its investment in warrants as of December 29, 2020, by using the income approach based on post-tax discounted cash flows.  The income approach requires management to make judgments and involves the use of significant estimates and assumptions.  These estimates and assumptions include long-term growth rates and operating margins used to calculate projected future cash flows, risk-adjusted discount rates based on weighted average cost of capital within a range of 8% to 9%, among others. The Group´s estimates for market growth were based on historical data, various internal estimates and observable external sources when available and are based on assumptions that are consistent with the strategic plans and estimates used to manage the underlying business. Since the described methodology is an internal model with significant unobservable inputs, the UHI warrants were classified as Level 3. Additionally, the Group determined the fair value of its investment in warrants by using the Black-Scholes model (“BSPM”). The BSPM involved the use of significant estimates and assumptions. The assumptions used as of December 29, 2020 , included the UHI stock´s spot price of U.S.$190 per share on a fully-diluted, as–converted basis, and the UHI stock’s expected volatility of 64%.

Disclosures for Each Class of Assets and Liabilities Subject to Recurring Fair Value Measurements Categorized Within Level 3

The Corporate Finance Department of the Company has established rules for a proper portfolio asset classification according to the fair value hierarchy defined by the IFRS Standards. On a monthly basis, any new assets recognized in the portfolio are classified according to this criterion. Subsequently, there is a quarterly review of the portfolio in order to analyze the need for a change in classification of any of these assets.

Sensitivity analysis is performed on the Group’s investments with significant unobservable inputs (Level 3) in order to obtain a reasonable range of possible alternative valuations. This analysis is carried out by the Corporate Finance Department of the Company.

Derivative Financial Instruments

Derivative financial instruments include swaps, forwards and options (see Notes 2 (w), 4 and 15).

The Group’s derivative portfolio is entirely over-the-counter (“OTC”). The Group’s derivatives are valued using industry standard valuation models; projecting future cash flows discounted to present value, using market-based observable inputs including interest rate curves, foreign exchange rates, and forward and spot prices for currencies.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit spreads considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used. All derivatives are classified in Level 2.

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

The majority of the Group’s non-financial instruments, which include the investment in shares of UH II, goodwill, intangible assets, inventories, transmission rights and programming, property, plant and equipment and right-of-use assets are not required to be carried at fair value on a recurring basis. However, if certain triggering events occur (or at least annually in the fourth quarter for goodwill and indefinite-lived intangible assets) such that a non-financial instrument is required to be evaluated for impairment, a resulting asset impairment would require that, the non-financial instrument be recorded at the lower of carrying amount or its recoverable amount.

The impairment test for goodwill involves a comparison of the estimated fair value of each of the Group’s reporting units to its carrying amount, including goodwill. The Group determines the fair value of a reporting unit using the higher between the value in use and the fair value less costs to sell, which utilize significant unobservable inputs (Level 3) within the fair value hierarchy. The impairment test for intangible assets not subject to amortization involves a comparison of the estimated fair value of the intangible asset with its carrying amount. The Group determines the fair value of the intangible asset using a discounted cash flow analysis, which utilizes significant unobservable inputs (Level 3) within the fair value hierarchy. Determining fair value requires the exercise of significant judgment, including judgment about appropriate discount rates, perpetual growth rates, the amount and timing of expected future cash flows for a period of time that comprise five years, as well as relevant comparable company earnings multiples for the market-based approach.

Once an asset has been impaired, it is not remeasured at fair value on a recurring basis; however, it is still subject to fair value measurements to test for recoverability of the carrying amount.